Average Annual Total Returns - FidelityInternationalSmallCapFund-RetailPRO - FidelityInternationalSmallCapFund-RetailPRO - Fidelity International Small Cap Fund	Dec. 30, 2024
Fidelity International Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.62%
Past 5 years	8.59%
Past 10 years	6.25%
Fidelity International Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.27%
Past 5 years	8.06%
Past 10 years	5.29%
Fidelity International Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.16%
Past 5 years	6.87%
Past 10 years	4.88%
F2151
Average Annual Return:
Past 1 year	15.83%
Past 5 years	8.03%
Past 10 years	5.00%
F2152
Average Annual Return:
Past 1 year	15.83%
Past 5 years	8.03%
Past 10 years	5.01%
MC089
Average Annual Return:
Past 1 year	15.83%
Past 5 years	8.03%
Past 10 years		[1]

[1]	A The inception date for the index was March 25, 2014 and returns for the past 10 calendar years are not available.